Summary of significant accounting policies - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Description	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 11% or 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The applicable VAT rate of 17% and 11% decreased to 16% and 10% starting from May 2018, and further decreased to 13% and 9% from April 1, 2019.
Due to third parties	$ 283,000		$ 287,200
Consumer product
Summary Of Significant Accounting Policies [Line Items]
Decrease in revenue (as a percent)	22.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	100.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	0.00%
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,078,045	1,078,045
Suzhou E-Motor [Member]
Summary Of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%
Goodwill written off			$ 8,480,668